Expense Example	May 01, 2026 USD ($)
TAPPALPHA S&P 500 GROWTH & DAILY INCOME ETF | TAPPALPHA S&P 500 GROWTH & DAILY INCOME ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	954
TappAlpha Innovation 100 Growth & Daily Income ETF | TappAlpha Innovation 100 Growth & Daily Income ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	$ 847